UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3334
CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2007

Item 1. Schedule of Investments.
CALVERT SOCIAL INVESTMENT FUND MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

	PRINCIPAL
	AMOUNT	VALUE

U.S. Government Agencies And Instrumentalities — 18.4%
Fannie Mae:
4.875%, 4/10/08	$1,000,000	$1,000,294
6.00%, 5/15/08	500,000	501,928
5.00%, 7/25/08	500,000	501,637
Fannie Mae Discount Notes:
1/15/08	1,000,000	998,046
3/28/08	1,000,000	988,120
5/12/08	500,000	490,833
Federal Home Loan Bank:
5.25%, 2/1/08	1,000,000	1,000,000
3.375%, 2/15/08	1,000,000	997,814
5.30%, 2/19/08	250,000	250,000
5.30%, 4/7/08	250,000	250,000
5.30%, 7/25/08	1,000,000	1,000,000
4.775%, 8/15/08 (r)	2,000,000	2,000,825
4.841%, 9/17/08 (r)	2,000,000	1,999,684
4.25%, 9/26/08	2,000,000	1,992,695
4.60%, 10/29/08	700,000	700,000
4.50%, 10/30/08	1,000,000	1,000,000
4.60%, 11/5/08	2,000,000	2,000,000
4.55%, 11/26/08	1,500,000	1,500,000
4.57%, 11/28/08	2,000,000	2,000,000
4.375%, 12/11/08	500,000	500,000
4.50%, 12/11/08	2,000,000	2,000,000
4.767%, 2/11/09 (r)	2,000,000	2,001,227
5.829%, 2/18/09 (r)	2,000,000	2,001,681
Freddie Mac:
4.50%, 2/15/08	1,000,000	999,499
5.00%, 7/23/08	1,000,000	1,001,373
4.37%, 1/16/09	2,000,000	2,000,000
Freddie Mac Discount Notes:
3/3/08	1,000,000	991,768
3/31/08	1,000,000	987,572
4/11/08	1,000,000	986,135
4/28/08	250,000	245,845
8/18/08	1,000,000	970,228

Total U.S. Government Agencies and Instrumentalities (Cost $35,857,204)		35,857,204

	PRINCIPAL
	AMOUNT	VALUE

Depository Receipts For U.S. Government Guaranteed Loans — 0.5%
Colson Services Corporation Loan Sets:
6.344%, 7/26/10 (c)(h)(r)	56,456	56,466
6.50%, 1/22/11 (c)(h)(r)	66,806	66,803
6.50%, 3/23/12 (c)(h)(r)	74,166	74,280
6.375%, 5/29/12 (c)(h)(r)	214,975	214,972
6.25%, 8/10/12 (c)(h)(r)	457,710	459,187
6.25%, 9/2/12 (c)(h)(r)	87,588	87,816

Total Depository Receipts For U.S. Government Guaranteed Loans (Cost $959,524)		959,524

Certificates Of Deposit — 0.4%

Bank of Cherokee County, 3.50%, 4/21/08 (k)	100,000	100,000
Broadway Federal Bank FSB, 5.00%, 8/15/08 (k)	100,000	100,000
Community Bank of the Bay, 4.40%, 10/8/08 (k)	100,000	100,000
Community Capital Bank, 5.10%, 1/20/08 (k)	100,000	100,000
Elk Horn Bank & Trust Co., 4.00%, 12/18/08 (k)	100,000	100,000
One United Bank, 4.00%, 9/15/08 (k)	100,000	100,000
Self Help Credit Union, 5.17%, 7/14/08 (k)	100,000	100,000

Total Certificates of Deposit (Cost $700,000)		700,000

Taxable Variable Rate Demand Notes — 78.1%

Akron Hardware Consultants, Inc., 5.14%, 11/1/22, LOC: FirstMerit Bank, C/LOC: FHLB (r)	1,778,000	1,778,000
Berks County Pennsylvania IDA Revenue, 5.27%, 6/1/15, LOC: Wachovia Bank (r)	1,370,000	1,370,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 4.90%, 6/1/22, LOC: Comerica Bank (r)	2,720,000	2,720,000
Butler County Alabama IDA Revenue, 4.86%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	600,000	600,000
California Statewide Communities Development Authority MFH Revenue, 5.20%, 7/1/27, LOC: Bank of the West, C/LOC: CALSTRs (r)	80,000	80,000
California Statewide Communities Development Authority Special Tax Revenue, 5.12%, 3/15/34, LOC: Fannie Mae (r)	2,750,000	2,750,000
Chatham Centre LLC, 5.01%, 4/1/22, LOC: Bank of North Georgia (r)	520,000	520,000
CIDC-Hudson House LLC New York Revenue, 7.00%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	1,870,000	1,870,000
Durham North Carolina GO, 4.94%, 5/1/18, BPA: Bank of America (r)	4,040,000	4,040,000
Florida State Housing Finance Corp. MFH Revenue:
Victoria B, 5.11%, 10/15/32, LOC: Fannie Mae (r)	2,400,000	2,400,000
Victoria J-2, 5.11%, 10/15/32, LOC: Fannie Mae (r)	2,495,000	2,495,000
5.11%, 11/1/32, LOC: Freddie Mac (r)	1,050,000	1,050,000
Fuller Road Management Corp. New York Revenue, 4.91%, 7/1/37, LOC: Key Bank (r)	4,000,000	4,000,000
Grove City Church of the Nazarene, 5.06%, 2/1/24, LOC: National City Bank (r)	1,399,000	1,399,000

	PRINCIPAL
	AMOUNT	VALUE

Haskell Capital Partners Ltd., 5.00%, 9/1/20, LOC: Colonial Bank, C/LOC: FHLB (r)	3,800,000	3,800,000
HHH Investment Co., 5.53%, 7/1/29, LOC: Bank of the West (r)	2,220,000	2,220,000
Holland Board of Public Works Home Building Co., 5.00%, 11/1/22, LOC: Wells Fargo Bank (r)	935,000	935,000
HoPo Realty Investments LLC, 4.96%, 12/1/21, LOC: Wachovia Bank (r)	2,905,000	2,905,000
Jobs Co. LLC, 5.00%, 5/1/22, LOC: First Commercial Bank (r)	2,525,000	2,525,000
Kaneville Road Joint Venture, Inc., 5.06%, 11/1/32, LOC: First American Bank ,C/LOC: FHLB (r)	6,530,000	6,530,000
Lancaster California Redevelopment Agency MFH Revenue, 5.17%, 1/15/35, LOC: Fannie Mae (r)	200,000	200,000
Los Angeles California MFH Revenue, 4.85%, 12/15/34, LOC: Fannie Mae (r)	1,100,000	1,100,000
Main & Walton Development Co., 5.09%, 9/1/26, LOC: Sovereign Bank, C/LOC: FHLB (r)	5,315,000	5,315,000
MCSH Real Estate Investments Ltd., 5.13%, 9/1/21, LOC: Stillwater National Bank & Trust Co., C/LOC: First Tennessee Bank (r)	4,000,000	4,000,000
Milpitas California MFH Revenue, 5.09%, 8/15/33, LOC: Fannie Mae (r)	2,200,000	2,200,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 4.96%, 8/1/20, LOC:
Marshall & Ilsley Bank (r)	1,155,000	1,155,000
MOB Management One LLC, 5.39%, 12/1/26, LOC: Columbus Bank & Trust (r)	1,210,000	1,210,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 5.01%, 5/1/25, LOC: FHLB (r)	3,070,000	3,070,000
New York State MMC Corp. Revenue, 7.00%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000
Ogden City Utah Redevelopment Agency Revenue, 4.91%, 1/1/31, LOC: Bank of New York (r)	5,190,000	5,190,000
Omaha Nebraska SO, 4.999%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	2,700,000	2,700,000
Osprey Management Co. LLC, 4.90%, 6/1/27, LOC: Wells Fargo Bank (r)	5,100,000	5,100,000
Peoploungers, Inc., 4.86%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	2,420,000	2,420,000
Portage Indiana Economic Development Revenue, 5.05%, 3/1/20, LOC: FHLB (r)	450,000	450,000
Post Apartment Homes LP, 4.86%, 7/15/29, LOC: Fannie Mae (r)	28,490,000	28,490,000
Racetrac Capital LLC, 4.88%, 9/1/20, LOC: Regions Bank (r)	4,755,000	4,755,000
Roosevelt Paper Co., 5.17%, 6/1/12, LOC: Wachovia Bank (r)	1,760,000	1,760,000
Scott Street Land Co., 4.91%, 1/3/22, LOC: Fifth Third Bank (r)	2,850,000	2,850,000
Scottsboro Alabama Industrial Development Board Revenue, 5.00%, 10/1/10, LOC: Wachovia Bank (r)	505,000	505,000
Sea Island Co., 4.95%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,455,000	1,455,000
Shawnee Kansas Private Activity Revenue, 5.30%, 12/1/12, LOC: JPMorgan Chase Bank (r)	3,535,000	3,535,000
Sheridan Colorado Redevelopment Agency Tax Allocation Revenue, 4.90%, 12/1/29, LOC: Citibank (r)	5,000,000	5,000,000
St. Joseph County Indiana Economic Development Revenue, 5.10%, 6/1/27, LOC: FHLB (r)	375,000	375,000
St. Paul Minnesota Port Authority Revenue, 4.95%, 3/1/21, LOC: Dexia Credit Local (r)	1,765,000	1,765,000
Standard Furniture Manufacturing Co., Inc., 4.91%, 3/1/15, LOC: RBC Centura Bank (r)	5,536,000	5,536,000
Taylor County Kentucky Tax Notes, 4.86%, 1/1/19, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	2,985,000	2,985,000
Tyler Enterprises LLC, 5.00%, 10/1/22, LOC: Peoples Bank and Trust, C/LOC: FHLB (r)	4,485,000	4,486,645

	PRINCIPAL
	AMOUNT	VALUE

Washington State MFH Finance Commission Revenue:
5.12%, 6/15/32, LOC: Fannie Mae (r)	1,190,000	1,190,000
5.12%, 7/15/32, LOC: Fannie Mae (r)	775,000	775,000
5.12%, 7/15/34, LOC: Fannie Mae (r)	1,775,000	1,775,000
5.16%, 5/15/35, LOC: Fannie Mae (r)	960,000	960,000
5.11%, 5/1/37, LOC: Freddie Mac (r)	1,350,000	1,350,000

Total Taxable Variable Rate Demand Notes (Cost $151,644,645)		151,644,645

TOTAL INVESTMENTS (Cost $189,161,373) - 97.4%		189,161,373
Other assets and liabilities, net - 2.6%		5,058,522

NET ASSETS - 100%		$194,219,895

(c)	Colson Services Corporation is the collection and transfer agent for certain U.S. Government guaranteed variable rate loans. Each depository receipt pertains to a set, grouped by interest rate, of these loans.

(h)	Represents rate in effect at December 31,2007, after regularly scheduled adjustments on such date. Interest rates adjust generally at the beginning of the month, calendar quarter, or semiannually based on prime plus contracted adjustments. As of December 31, 2007, the prime rate was 7.25%.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SOCIAL INVESTMENT FUND BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

	Shares	Value

EQUITY SECURITIES — 59.5%
Aerospace & Defense — 0.2%
BE Aerospace, Inc.*	23,000	$1,216,700
Spirit AeroSystems Holdings, Inc.*	1,000	34,500

		1,251,200

Air Freight & Logistics — 1.1%
Expeditors International Washington, Inc.	10,300	460,204
FedEx Corp.	18,802	1,676,574
United Parcel Service Inc., Class B	62,290	4,405,149

		6,541,927

Airlines — 0.1%
UAL Corp.*	23,800	848,708

Auto Components — 0.1%
Aftermarket Technology Corp.*	22,000	599,720
Autoliv, Inc.	4,800	253,008

		852,728

Beverages — 1.0%
PepsiCo, Inc.	80,100	6,079,590

Biotechnology — 0.2%
Amgen, Inc.*	13,610	632,048
Gilead Sciences, Inc.*	10,700	492,307

		1,124,355

Capital Markets — 2.1%
Eaton Vance Corp.	56,300	2,556,583
Federated Investors, Inc., Class B	8,600	353,976
Goldman Sachs Group, Inc.	32,000	6,881,600
Legg Mason, Inc.	18,732	1,370,246
SEI Investments Co.	14,200	456,814
T. Rowe Price Group, Inc.	8,614	524,420

		12,143,639

Chemicals — 0.8%
Ecolab, Inc.	31,000	1,587,510
Lubrizol Corp.	7,300	395,368
Praxair, Inc.	29,800	2,643,558

		4,626,436

Commercial Banks — 1.4%
US Bancorp	83,300	2,643,942
Wachovia Corp.	84,600	3,217,338
Wells Fargo & Co.	69,100	2,086,129

		7,947,409

	Shares	Value

Commercial Services & Supplies — 0.2%
Manpower, Inc.	8,500	483,650
RR Donnelley & Sons Co.	13,900	524,586

		1,008,236

Communications Equipment — 1.7%
Cisco Systems, Inc.*	289,056	7,824,746
CommScope, Inc.*	31,000	1,525,510
Motorola, Inc.	4,100	65,764
QUALCOMM, Inc.	13,190	519,027

		9,935,047

Computers & Peripherals — 3.1%
Apple, Inc.*	11,700	2,317,536
Dell, Inc.*	61,500	1,507,365
EMC Corp.*	27,982	518,507
Hewlett-Packard Co.	132,410	6,684,057
International Business Machines Corp.	56,600	6,118,460
Western Digital Corp.*	28,280	854,339

		18,000,264

Construction & Engineering — 0.1%
Perini Corp.*	7,100	294,082

Consumer Finance — 0.5%
American Express Co.	58,500	3,043,170

Containers & Packaging — 0.2%
AptarGroup, Inc.	19,800	810,018
Bemis Co., Inc.	20,400	558,552
Sealed Air Corp.	600	13,884

		1,382,454

Diversified Financial Services — 3.2%
Bank of America Corp. (s)	148,340	6,120,508
CME Group, Inc.	2,328	1,597,008
First Republic Preferred Capital Corp., Preferred (e)	500	531,500
JPMorgan Chase & Co.	129,533	5,654,115
MFH Financial Trust I, Preferred (e)	20,000	2,045,000
Roslyn Real Estate Asset Corp., Preferred	10	1,007,813
WoodBourne Pass-Through Trust, Preferred (e)	20	1,916,250

		18,872,194

Diversified Telecommunication Services — 2.6%
AT&T, Inc.	260,065	10,808,301
Deutsche Telekom AG (ADR)	33,040	715,977
Telefonica SA (ADR)	35,774	3,491,185

		15,015,463

	Shares	Value

Electric Utilities — 0.3%
Cleco Corp.	35,000	973,000
IDACORP, Inc.	28,200	993,204

		1,966,204

Electronic Equipment & Instruments — 1.1%
Amphenol Corp.	60,600	2,810,022
Avnet, Inc.*	58,000	2,028,260
AVX Corp.	90,900	1,219,878
Jabil Circuit, Inc.	12,000	183,240

		6,241,400

Energy Equipment & Services — 1.6%
Grant Prideco, Inc.*	52,400	2,908,724
Smith International, Inc.	54,500	4,024,825
Superior Energy Services, Inc.*	46,400	1,597,088
Tidewater, Inc.	16,400	899,704

		9,430,341

Food & Staples Retailing — 0.3%
CVS Caremark Corp.	4,415	175,496
Walgreen Co.	21,600	822,528
Whole Foods Market, Inc.	11,731	478,625

		1,476,649

Food Products — 0.8%
General Mills, Inc.	51,200	2,918,400
H.J. Heinz Co.	3,100	144,708
Kellogg Co.	27,000	1,415,610
McCormick & Co., Inc.	10,000	379,100

		4,857,818

Gas Utilities — 1.0%
Energen Corp.	5,500	353,265
Oneok, Inc.	41,200	1,844,524
Questar Corp.	65,000	3,516,500

		5,714,289

Health Care Equipment & Supplies — 1.4%
Beckman Coulter, Inc.	4,000	291,200
Becton Dickinson & Co.	28,200	2,356,956
Dentsply International, Inc.	10,200	459,204
Hologic, Inc.*	3,410	234,062
Hospira, Inc.*	54,500	2,323,880
Intuitive Surgical, Inc.*	1,800	584,100
Kinetic Concepts, Inc.*	15,200	814,112
Medtronic, Inc.	15,371	772,700
Varian Medical Systems, Inc.*	3,000	156,480

		7,992,694

	Shares	Value

Health Care Providers & Services — 3.8%
AmerisourceBergen Corp.	48,300	2,167,221
Cardinal Health, Inc.	56,400	3,257,100
Cigna Corp.	62,300	3,347,379
Coventry Health Care, Inc.*	32,200	1,907,850
DaVita, Inc.*	4,500	253,575
Express Scripts, Inc.*	72,100	5,263,300
Laboratory Corp. of America Holdings*	24,900	1,880,697
Lincare Holdings, Inc.*	8,500	298,860
McKesson Corp.	56,800	3,720,968
Quest Diagnostics, Inc.	8,224	435,050

		22,532,000

Household Durables — 0.5%
American Greetings Corp.	50,100	1,017,030
Garmin Ltd.	6,709	650,773
Matsushita Electric Industrial Co. Ltd. (ADR)	30,000	613,200
Tempur-Pedic International, Inc.	15,800	410,326

		2,691,329

Household Products — 2.1%
Colgate-Palmolive Co.	53,059	4,136,480
Kimberly-Clark Corp.	20,600	1,428,404
Procter & Gamble Co.	94,895	6,967,191

		12,532,075

Industrial Conglomerates — 1.1%
3M Co.	79,173	6,675,867

Insurance — 2.7%
ACE Ltd.	14,100	871,098
Aflac, Inc.	8,750	548,013
Ambac Financial Group, Inc.	23,700	610,749
American International Group, Inc.	81,200	4,733,960
Brown & Brown, Inc.	9,500	223,250
Chubb Corp.	32,900	1,795,682
Conseco, Inc.:
Common *	48,476	608,859
Warrants (strike price $27.60/share, expires 9/10/08)*	3,161	126
Hartford Financial Services Group, Inc.	15,205	1,325,724
Lincoln National Corp.	11,100	646,242
Prudential Financial, Inc.	1,000	93,040
Sun Life Financial, Inc.	10,500	587,370
Travelers Co.’s, Inc.	70,800	3,809,040

		15,853,153

Internet & Catalog Retail — 0.3%
Amazon.Com, Inc.*	16,600	1,537,824
Gaiam, Inc.*	12,500	371,000

		1,908,824

	Shares	Value

Internet Software & Services — 0.7%
Akamai Technologies, Inc.*	10,909	377,451
eBay, Inc.*	13,650	453,044
Google, Inc.*	4,378	3,027,299

		3,857,794

IT Services — 1.2%
Acxiom Corp.	2,400	28,152
Automatic Data Processing, Inc.	75,900	3,379,827
Fiserv, Inc.*	5,000	277,450
MasterCard, Inc.	4,600	989,920
Western Union Co.	87,500	2,124,500

		6,799,849

Leisure Equipment & Products — 0.1%
Callaway Golf Co.	17,700	308,511

Life Sciences — Tools & Services — 0.4%
Invitrogen Corp.*	500	46,705
Thermo Fisher Scientific, Inc.*	37,700	2,174,536
Waters Corp.*	4,700	371,629

		2,592,870

Machinery — 3.9%
Cascade Corp.	2,200	102,212
Cummins, Inc.	50,900	6,483,133
Danaher Corp.	59,256	5,199,121
Deere & Co.	46,100	4,292,832
Graco, Inc.	10,100	376,326
Illinois Tool Works, Inc.	51,810	2,773,907
Parker Hannifin Corp.	42,800	3,223,268
Toro Co.	4,000	217,760

		22,668,559

Media — 1.6%
Cox Radio, Inc.*	5,300	64,395
Liberty Global, Inc.*	100	3,919
McGraw-Hill Co.’s, Inc.	62,600	2,742,506
Omnicom Group, Inc.	44,600	2,119,838
Time Warner, Inc.	253,600	4,186,936
Virgin Media, Inc.	8,000	137,120
Warner Music Group Corp.	45,300	274,518
XM Satellite Radio Holdings, Inc.*	4,500	55,080

		9,584,312

Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	52,800	2,861,760

Multiline Retail — 0.1%
Target Corp.	9,900	495,000

	Shares	Value

Multi-Utilities — 1.2%
Black Hills Corp.	41,700	1,838,970
Consolidated Edison, Inc.	3,800	185,630
MDU Resources Group, Inc.	97,200	2,683,692
NiSource, Inc.	128,300	2,423,587
OGE Energy Corp.	1,500	54,435

		7,186,314

Office Electronics — 0.3%
Xerox Corp.	106,100	1,717,759

Oil, Gas & Consumable Fuels — 3.6%
Cheniere Energy, Inc.*	14,400	470,016
Chesapeake Energy Corp.	95,900	3,759,280
EOG Resources, Inc.	84,300	7,523,775
Plains Exploration & Production Co.*	8,000	432,000
Spectra Energy Corp.	33,200	857,224
St Mary Land & Exploration Co.	4,300	166,023
World Fuel Services Corp.	24,000	696,720
XTO Energy, Inc.	145,941	7,495,543

		21,400,581

Paper & Forest Products — 0.1%
Weyerhaeuser Co.	5,800	427,692

Pharmaceuticals — 1.9%
Barr Pharmaceuticals, Inc.*	13,984	742,550
Johnson & Johnson	81,000	5,402,700
Pfizer, Inc.	228,000	5,182,440

		11,327,690

Real Estate Investment Trusts — 0.3%
Annaly Capital Management, Inc.	98,200	1,785,276
HRPT Properties Trust	15,000	115,950

		1,901,226

Semiconductors & Semiconductor Equipment — 1.6%
Applied Materials, Inc.	9,000	159,840
Intel Corp.	202,011	5,385,613
Lam Research Corp.*	21,500	929,445
NVIDIA Corp.*	21,950	746,739
Texas Instruments, Inc.	60,300	2,014,020

		9,235,657

	Shares	Value

Software — 2.4%
Adobe Systems, Inc.*	64,300	2,747,539
Autodesk, Inc.*	40,100	1,995,376
Citrix Systems, Inc.*	11,000	418,110
Microsoft Corp.	250,660	8,923,496

		14,084,521

Specialty Retail — 1.6%
Best Buy Co., Inc.	6,200	326,430
Gap, Inc.	80,000	1,702,400
Home Depot, Inc.	115,283	3,105,724
Lowe’s Co.’s, Inc.	6,700	151,554
Staples, Inc.	89,066	2,054,753
TJX Co.’s, Inc.	70,900	2,036,957

		9,377,818

Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.*	48,000	1,766,880
Nike, Inc., Class B	40,200	2,582,448

		4,349,328

Thrifts & Mortgage Finance — 0.2%
Fannie Mae, Series S Preferred	24,000	618,000
Freddie Mac, Series Z Preferred	24,000	627,600
Washington Mutual, Inc.	8,000	108,880

		1,354,480

Wireless Telecommunication Services — 0.0%
Centennial Communications Corp.*	27,500	255,475

Venture Capital — 1.5%
Agraquest, Inc.:
Series B Preferred (b)(i)*	190,477	38,033
Series C Preferred (b)(i)*	117,647	27,191
Series H Preferred (b)(i)*	4,647,053	316,892
Allos Therapeutics, Inc.*	42,819	269,332
CFBanc Corp. (b)(i)*	27,000	402,355
City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/31/12) (b)(i)*	189,375	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	118,360	—
(strike price $0.01/share, expires 10/15/12) (b)(i)*	887,700	—
(strike price $0.14/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.28/share, expires 10/15/12) (b)(i)*	118,359	—
(strike price $0.01/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 2/28/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.14/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.28/share, expires 5/31/13) (b)(i)*	29,590	—
(strike price $0.01/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 8/31/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	250,000	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.01/share, expires 9/4/13) (b)(i)*	173,455	—
(strike price $0.14/share, expires 9/4/13) (b)(i)*	23,127	—
(strike price $0.28/share, expires 9/4/13) (b)(i)*	23,128	—
(strike price $0.01/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.14/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.28/share, expires 11/30/13) (b)(i)*	35,372	—
(strike price $0.01/share, expires 4/21/14) (b)(i)*	162,500	—

	Shares	Value

Community Bank of the Bay*	4,000	36,000
Community Growth Fund*	1,498,306	1,758,786
Distributed Energy Systems Corp.*	14,937	5,975
Environmental Private Equity Fund II, Liquidating Trust (b)(i)*	200,000	43,312
Evergreen Solar, Inc.*	66,000	1,139,820
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	111,143
Series A Preferred, Warrants (strike price $1.00/share, expires 10/10/12)(b)(i)*	1,104	673
Series B Preferred (b)(i)*	161,759	260,432
Series C Preferred (b)(i)*	36,984	59,544
Hayes Medical, Inc.:
Common Stock (b)(i)*	180,877	—
Series A-1 Preferred (b)(i)*	420,683	—
Series B Preferred (b)(i)*	348,940	17,447
Series C Preferred (b)(i)*	601,710	120,342
Inflabloc Pharmaceuticals, Inc. (b)(i)*	625	1
Neighborhood Bancorp (b)(i)*	10,000	271,607
Pharmadigm, Inc. (b)(i)*	568	—
Plethora Technology, Inc.:
Common Warrants (strike price $0.01/share, expires 4/29/15) (b)(i)*	72,000	—
Series A Preferred (a)(b)(i)*	825,689	—
Series A Preferred Warrants:
(strike price $0.85/share, expires 6/9/13) (b)(i)*	176,471	—
(strike price $0.85/share, expires 9/6/13) (b)(i)*	88,236	—
Seventh Generation, Inc. (b)(i)*	200,295	2,369,577
SMARTTHINKING, Inc.:
Series 1-A, Convertible Preferred (b)(i)*	104,297	172,388
Series 1-B, Convertible Preferred (b)(i)*	163,588	31,050
Series 1-B, Preferred Warrants (strike price $0.01/share, expires 5/26/15) (b)(i)*	11,920	2,143
Wild Planet Entertainment, Inc.:
Series B Preferred (b)(i)*	476,190	1,148,208
Series E Preferred (b)(i)*	129,089	311,265
Wind Harvest Co., Inc. (b)(i)*	8,696	1

		8,913,517

Total Equity Securities (Cost $307,402,773)		349,540,258

	Principal
	Amount

Venture Capital Debt Obligations — 0.4%
City Soft, Inc.:
Convertible Notes I, 10.00%, 8/31/08 (b)(i)(w)*	$297,877	—
Convertible Notes II, 10.00%, 8/31/08 (b)(i)(w)*	32,500	—
Convertible Notes III, 10.00%, 8/31/08 (b)(i)(w)*	25,000	—
Convertible Notes IV, 10.00%, 8/31/08 (b)(i)(w)*	25,000	—
KDM Development Corp., 2.41%, 12/31/08 (b)(i)	746,900	746,900
Micro Finance Bank of Azerbaijan, 8.477%, 8/29/12 (b)(i)	500,000	513,151
Plethora Technology, 12.00%, 6/30/08 (b)(i)(w)	150,000	7,500
Rose Smart Growth Investment Fund, 6.045%, 4/1/21 (b)(i)	1,000,000	1,000,000

Total Venture Capital Debt Obligations (Cost $2,777,277)		2,267,551

	ADJUSTED
	BASIS

Limited Partnership Interest — 0.6%
Angels With Attitude LLC (a)(b)(i)*	200,000	171,618
Coastal Venture Partners (b)(i)*	161,687	99,431
Common Capital (b)(i)*	400,397	288,699
First Analysis Private Equity Fund IV (b)(i)*	520,660	694,117
GEEMF Partners (a)(b)(i)*	—	221,805
Global Environment Emerging Markets Fund (b)(i)*	—	646,432
Infrastructure and Environmental Private Equity Fund III (b)(i)*	394,975	308,926
Labrador Ventures III (b)(i)*	360,875	85,931
Labrador Ventures IV (b)(i)*	911,085	217,340
Milepost Ventures (a)(b)(i)*	500,000	1
New Markets Growth Fund LLC (b)(i)*	225,646	211,733
Solstice Capital (b)(i)*	389,365	382,185
Utah Ventures II (b)(i)*	867,581	—
Venture Strategy Partners (b)(i)*	206,057	25,810

Total Limited Partnership Interest (Cost $5,138,328)		3,354,028

Asset Backed Securities — 0.1%

ACLC Business Loan Receivables Trust, 5.678%, 10/15/21 (e)(r)	281,714	275,086
Community Reinvestment Revenue Notes, 5.68%, 6/1/31 (e)	344,629	346,350

Total Asset Backed Securities (Cost $608,901)		621,436

Collateralized Mortgage-Backed Obligations (privately originated) — 0.6%

Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,273,783	2,244,454
Impac CMB Trust, 5.135%, 5/25/35 (r)	1,487,722	1,383,771

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $3,761,459)		3,628,225

	ADJUSTED
	BASIS

Commercial Mortgage-Backed Securities — 1.7%

Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	2,000,000	1,996,094
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/25/12 (r)	3,000,000	3,065,970
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	4,000,000	4,046,065
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	500,000	490,450
Trust III, 5.361%, 2/15/36 (e)	300,000	305,565

Total Commercial Mortgage-Backed Securities (Cost $9,768,177)		9,904,144

Corporate Bonds — 17.8%

AgFirst Farm Credit Bank:
6.585% to 06/15/12, floating rate thereafter to 6/15/49 (e)(r)	250,000	219,546
7.30%, 10/14/49 (e)	2,000,000	1,886,260
Alliance Mortgage Investments, 12.61%, 6/1/10 (r)(x)	385,345	—
American National Red Cross, 5.362%, 11/15/11	3,215,000	3,324,760
APL Ltd., 8.00%, 1/15/24	550,000	530,750
Army Hawaii Family Housing, 6.50%, 6/15/50 (e)(r)	1,000,000	1,004,825
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	1,000,000	971,800
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	4,060,000	812,000
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	2,620,000	2,658,514
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	1,280,000	1,491,942
BAC Capital Trust XV, 5.924%, 6/1/56 (r)	3,000,000	2,711,711
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	1,000,000	1,040,000
BF Saul REIT, 7.50%, 3/1/14	750,000	697,500
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	340,000	323,850
CAM US Finance SA Sociedad Unipersonal, 5.061%, 2/1/10 (e)(r)	500,000	479,506
Camp Pendleton & Quantico Housing LLC, 6.165%, 10/1/50 (e)	600,000	585,420
Cardinal Health, Inc., 5.499%, 10/2/09 (e)(r)	1,000,000	1,000,776
Chesapeake Energy Corp., 6.50%, 8/15/17	850,000	819,188
Chevy Chase Bank FSB, 6.875%, 12/1/13	250,000	245,328
CIT Group, Inc.:
5.052%, 2/21/08 (r)	250,000	247,794
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	900,000	662,635
Compass Bancshares, Inc., 5.843%, 10/9/09 (e)(r)	1,000,000	993,307
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 12/31/49 (e)(r)	2,800,000	2,587,289
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,091,807
Discover Financial Services, 5.663%, 6/11/10 (e)(r)	2,500,000	2,329,414
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	2,600,000	2,361,150
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	1,008,209
Fiserv, Inc., 6.125%, 11/20/12 (r)	750,000	763,421
Fisher Scientific International, Inc., 6.125%, 7/1/15	500,000	497,286

	ADJUSTED
	BASIS

Fort Knox Military Housing, 5.815%, 2/15/52 (e)	2,000,000	1,977,280
Glitnir banki HF:
5.52%, 10/15/08 (e)(r)	2,000,000	1,938,398
6.375%, 9/25/12 (e)	1,500,000	1,465,151
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	1,100,000	1,076,135
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,900,000	1,919,570
Goldman Sachs Group, Inc., 6.75%, 10/1/37	750,000	742,751
Great River Energy, 6.254%, 7/1/38 (e)	2,500,000	2,625,375
HBOS plc:
6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	550,000	447,510
6.657% to 5/21/37, floating rate thereafter to 5/29/49 (e)(r)	350,000	289,952
Health Care Property Investors, Inc., 5.441%, 9/15/08 (r)	3,000,000	2,994,396
HRPT Properties Trust, 5.591%, 3/16/11 (r)	1,250,000	1,206,795
HSBC Finance Corp., 5.836%, 2/15/08	2,000,000	2,001,827
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	2,500,000	2,491,456
JPMorgan Chase & Co., 3.51%, 10/28/08 (r)	3,850,000	3,849,552
Kaupthing Bank HF, 5.75%, 10/4/11 (e)	2,750,000	2,586,378
Leucadia National Corp.:
7.00%, 8/15/13	1,220,000	1,175,775
8.125%, 9/15/15	1,200,000	1,209,227
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	2,000,000	2,079,720
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	1,696,000	14,840
8.30%, 12/1/37 (e)(m)*	6,130,000	53,638
8.45%, 12/1/97 (e)(m)*	2,560,000	22,400
M&I Marshall & Ilsley Bank, 5.401%, 12/4/12 (r)	500,000	471,540
M&T Bank Corp., 6.625%, 12/4/17	750,000	771,251
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,000,000	961,220
Meridian Funding Co. LLC, 5.378%, 6/9/08 (r)	333,333	332,050
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	500,000	518,464
6.90%, 10/1/37	1,000,000	1,085,557
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	2,250,000	2,291,400
Orkney Re II plc, Series B, 8.50%, 12/21/35 (b)(e)(r)	1,100,000	1,045,000
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	1,250,000	1,194,550
Pacific Pilot Funding Ltd., 5.93%, 10/20/16 (e)(r)	974,936	975,208
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	541,740
Pioneer Natural Resources Co.:
5.875%, 7/15/16	400,000	368,155
6.65%, 3/15/17	1,300,000	1,250,083
6.875%, 5/1/18	2,500,000	2,425,879
7.20%, 1/15/28	400,000	365,876
Preferred Term Securities IX Ltd., 5.95%, 4/3/33 (e)(r)	959,500	959,500
Prudential Financial, Inc., 5.261%, 6/13/08 (r)	1,500,000	1,500,657
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	1,250,000	1,266,528
Reed Elsevier Capital, Inc., 5.321%, 6/15/10 (r)	3,000,000	2,932,995
Residential Capital LLC:
5.646%, 6/9/08 (r)	2,450,000	2,107,000
8.544%, 4/17/09 (e)(r)	150,000	69,000
6.375%, 6/30/10	200,000	128,000

	ADJUSTED
	BASIS

Royal Bank of Scotland Group plc, 7.64% to 9/30/12, floating rate thereafter to 3/31/49 (r)	2,000,000	2,040,320
Salvation Army, 5.46%, 9/1/16	160,000	163,899
Sovereign Bank, 4.00%, 2/1/08	1,235,000	1,233,850
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	381,352
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	34,221,263	4,778,880
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	1,500,000	1,332,583
Wells Fargo Bank, 6.734%, 9/1/47 (e)	1,500,000	1,500,000
Weyerhaeuser Co., 5.884%, 9/24/09 (r)	4,000,000	4,001,501

Total Corporate Bonds (Cost $116,390,443)		104,508,152

U.S. Government Agencies and Instrumentalities — 5.6%

Fannie Mae, 5.50%, 12/25/16	1,286,070	1,301,811
Federal Home Loan Bank Discount Notes, 1/2/08	22,000,000	21,998,014
Freddie Mac, 5.125%, 12/15/13	6,592,650	6,587,893
Government National Mortgage Association, 5.50%, 1/16/32	2,659,187	365,638
Small Business Administration:
5.038%, 3/10/15	931,641	931,921
4.94%, 8/10/15	1,685,002	1,678,655

Total U.S. Government Agencies and Instrumentalities (Cost $32,857,695)		32,863,932

Municipal Obligations — 0.2%

Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)*	3,750,000	1,056,472

Total Municipal Obligations (Cost $3,763,545)		1,056,472

Taxable Municipal Obligations — 12.1%

Adams-Friendship Area Wisconsin School District GO Bonds, 5.42%, 3/1/17	200,000	202,418
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	6,000,000	5,107,680
Anaheim Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	750,000	760,785
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	750,000	741,083
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	500,900
California Statewide Communities Development Authority Revenue Bonds:
5.48%, 8/1/11	800,000	819,104
5.01%, 8/1/15	635,000	622,084
Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,500,000	1,543,425
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	1,940,000	2,022,217
Cook County Illinois School District GO Bonds, Zero Coupon, 12/1/13	2,135,000	1,569,140

	ADJUSTED
	BASIS

Detroit Michigan GO Bonds, 5.15%, 4/1/25	1,250,000	1,160,763
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	750,000	769,380
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	500,875
Illinois State Housing Development Authority MFH Revenue Bonds:
5.60%, 12/1/15	1,210,000	1,259,525
6.537%, 1/1/33	1,000,000	1,018,900
Indiana State Bond Bank Revenue Bonds, 6.01%, 7/15/21	2,500,000	2,585,875
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	660,000	651,460
Kansas State Finance Development Authority Revenue Bonds, 4.152%, 5/1/11	1,500,000	1,489,845
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	500,000	513,680
Long Beach California Bond Finance Authority Revenue Bonds, 4.80%, 8/1/16	1,545,000	1,514,826
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 4.60%, 7/1/10	840,000	847,694
Los Angeles California Department of Airports Revenue Bonds, 5.404%, 5/15/16	1,515,000	1,550,118
Malibu California Integrated Water Quality Improvement COPs, 5.39%, 7/1/16	1,130,000	1,154,724
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	2,000,000	2,007,940
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	700,000	686,763
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	750,000	745,455
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	4,000,000	3,958,240
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	2,200,000	2,246,156
5.263%, 9/1/16	895,000	924,043
5.383%, 9/1/16	3,000,000	3,062,220
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	750,000	728,475
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	4,000,000	3,288,520
6/30/14	1,500,000	1,104,540
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	1,250,000	1,279,775
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	3,000,000	3,030,330
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	750,000	748,627
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	2,500,000	2,517,000
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	500,000	502,520
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	500,000	519,080
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,450,000	1,522,717
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	1,790,000	1,463,343
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	936,500
San Ramon California Public Financing Authority Tax Allocation Bonds, 5.65%, 2/1/21	1,775,000	1,809,488
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	1,500,000	1,518,555
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.29%, 8/1/14	170,000	174,609
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds:
3.65%, 12/1/08	745,000	739,502
3.90%, 12/1/09	1,150,000	1,142,732

	ADJUSTED
	BASIS

St. Paul Minnesota Sales Tax Revenue Bonds, 5.65%, 11/1/17	1,295,000	1,317,960
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,443,705
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	695,151
West Bend Wisconsin Joint School District GO Bonds, 5.46%, 4/1/21	750,000	760,372
West Contra Costa California Unified School District Revenue Bonds, 4.90%, 1/1/15	555,000	555,228
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	996,660

Total Taxable Municipal Obligations (Cost $70,306,414)		71,332,707

High Social Impact Investments — 0.8%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/10 (b)(i)(r)	5,016,666	4,889,544

Total High Social Impact Investments (Cost $5,016,666)		4,889,544

Certificates of Deposit — 0.0%

Alternative Federal Credit Union, 3.45%, 11/30/08 (b)(k)	50,000	49,860
First American Credit Union, 4.65%, 12/24/08 (b)(k)	92,000	91,650
Native American Credit Union, 4.58%, 11/13/08 (b)(k)	92,000	91,655
ShoreBank, 4.10%, 12/7/08 (b)(k)	100,000	99,664

Total Certificates of Deposit (Cost $334,000)		332,829

TOTAL INVESTMENTS (Cost $558,125,676) — 99.4%		584,299,278
Other assets and liabilities, net — 0.6%		3,644,005

NET ASSETS — 100%		$587,943,283

			UNDERLYING	UNREALIZED
	# of	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Sold:
10 Year U.S. Treasury Notes	162	3/08	$18,369,281	($60,962)

U.S. Treasury Bonds	18	3/08	2,094,750	(23,652)

Total Sold				($84,614)

(a)	Affiliated company.

(b)	This security was valued by the Board of Trustees. See note A.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Interest payments have been deferred per condition of the supplement Indenture. At December 31, 2007 accumulated deferred interest totaled $1,213,628 and includes interest accrued since and due on October 1, 2003. Effective May 2007, this security is no longer accruing interest.

(i)	Restricted securities represent 2.8% of net assets of the Portfolio.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(s)	45,000 shares of Bank of America Corp. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(w)	Security is in default and is no longer accruing interest.

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
COPs: Certificates of Participation
GO: General Obligation
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
BALANCED PORTFOLIO

RESTRICTED SECURITIES	ACQUISITION DATES	COST

Agraquest, Inc., Series B Preferred	02/26/97	$200,001
Agraquest, Inc., Series C Preferred	03/11/98	200,000
Agraquest, Inc, Series H Preferred	05/25/05 - 01/11/07	316,894
Angels With Attitude LLC LP	08/28/00 - 04/30/03	200,000
Calvert Social Investment Foundation Notes	07/02/07	5,016,666
CFBanc Corp.	03/14/03	270,000
CitySoft Note I	11/15/00	297,877
CitySoft Note II	09/09/03	32,500
CitySoft Note III	05/04/04	25,000
CitySoft Note IV	03/11/05	25,000

RESTRICTED SECURITIES	ACQUISITION DATES	COST

City Soft, Inc., Warrants:
(strike price $0.21/share, expires 05/31/12)	11/22/02	—
(strike price $0.01/share, expires 10/15/12)	05/04/04	—
(strike price $0.01/share, expires 10/15/12)	11/22/02	—
(strike price $0.14/share, expires 10/15/12)	11/22/02	—
(strike price $0.28/share, expires 10/15/12)	11/22/02	—
(strike price $0.01/share, expires 02/28/13)	04/11/03	—
(strike price $0.14/share, expires 02/28/13)	04/11/03	—
(strike price $0.28/share, expires 02/28/13)	04/11/03	—
(strike price $0.01/share, expires 05/31/13)	07/15/03	—
(strike price $0.14/share, expires 05/31/13)	07/15/03	—
(strike price $0.28/share, expires 05/31/13)	07/15/03	—
(strike price $0.01/share, expires 08/31/13)	09/09/03	—
(strike price $0.14/share, expires 08/31/13)	09/09/03	—
(strike price $0.28/share, expires 08/31/13)	09/09/03	—
(strike price $0.01/share, expires 09/4/13)	03/11/05	—
(strike price $0.01/share, expires 09/4/13)	09/09/03	—
(strike price $0.01/share, expires 09/4/13)	05/04/04	—
(strike price $0.14/share, expires 09/4/13)	09/09/03	—
(strike price $0.28/share, expires 09/4/13)	09/09/03	—
(strike price $0.01/share, expires 11/30/13)	01/16/04	—
(strike price $0.14/share, expires 11/30/13)	01/16/04	—
(strike price $0.28/share, expires 11/30/13)	01/16/04	—
(strike price $0.01/share, expires 4/21/14)	11/03/05	—
Coastal Venture Partners LP	06/07/96 - 06/22/00	161,687
Commons Capital LP	02/15/01 - 05/14/07	400,398
Environmental Private Equity Fund II, Liquidating Trust	04/26/07	12,770
First Analysis Private Equity Fund IV LP	02/25/02 - 09/06/07	520,660
GEEMF Partners LP	02/28/97	—
Global Environment Emerging Markets Fund LP	01/14/94 - 12/01/95	—
H2Gen Innovations Common Stock	11/04/04	—
H2Gen Innovations Common Warrants	11/04/04	—
H2Gen Innovations, Inc., Series A Preferred	11/04/04	251,496
H2Gen Innovations, Inc., Series A Preferred, Warrants	11/04/04	—
H2Gen Innovations, Inc., Series B Preferred	10/21/04 - 10/27/04	161,759
H2Gen Innovations, Inc., Series C Preferred	06/1/06	52,886
Hayes Medical Common Stock	02/10/06	504,331
Hayes Medical Series A-1 Preferred Stock	08/19/05	4,417
Hayes Medical Series B Preferred Stock	02/10/06	139,576
Hayes Medical Series C Preferred Stock	02/10/06	120,342
Inflabloc Pharmaceuticals, Inc.	12/29/03	261,945
Infrastructure and Environmental Private Equity Fund III LP	04/16/97 - 02/12/01	394,975
KDM Development Corp.	11/03/99	746,900
Labrador Ventures III LP	08/11/98 - 04/02/01	360,875
Labrador Ventures IV LP	12/14/99 - 08/27/07	911,085
Micro Finance Bank of Azerbijan	08/29/07	500,000

RESTRICTED SECURITIES	ACQUISITION DATES	COST

Milepost Ventures LP	05/27/98 - 04/23/02	500,000
Neighborhood Bancorp	06/25/97	100,000
New Markets Growth Fund LLC LP	01/08/03 - 07/18/07	225,646
Pharmadigm, Inc.	12/29/03	238,055
Plethora Technology, Inc:
Common Warrants	05/19/05	75,360
Series A Preferred	04/29/05-05/13/05	701,835
Series A Preferred Warrants :
(expires 6/9/13)	06/8/06	—
(expires 9/6/13)	11/3/06	—
Plethora Technology, Inc., Note	06/8/06	150,000
Rose Smart Growth Investment Fund	04/10/06	1,000,000
Seventh Generation, Inc.	04/12/00 - 05/06/03	230,500
SMARTTHINKING, Inc., Series 1-A, Convertible Preferred	04/22/03 - 05/27/05	159,398
SMARTTHINKING, Inc., Series 1-B, Convertible Preferred	06/10/03	250,000
SMARTTHINKING, Inc., Series 1-B Preferred Warrants	05/27/05	—
Solstice Capital LP	06/26/01 - 04/26/07	389,365
Utah Ventures LP	11/17/97 - 02/05/03	867,581
Venture Strategy Partners LP	08/21/98 - 02/26/03	206,058
Wild Planet Entertainment, Inc., Series B Preferred	07/12/94	200,000
Wild Planet Entertainment, Inc., Series E Preferred	04/09/98	180,725
Wind Harvest Co., Inc.	05/16/94	100,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SOCIAL INVESTMENT FUND BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

	PRINCIPAL
	AMOUNT	VALUE

ASSET BACKED SECURITIES — 0.6%
ACLC Business Loan Receivables Trust, 5.678%, 10/15/21 (e)(r)	$281,714	$275,086
AmeriCredit Automobile Receivables Trust, 5.21%, 10/6/11	2,250,000	2,251,103
Community Reinvestment Revenue Notes, 5.90%, 6/1/31 (e)	2,000,000	2,094,937

Total Asset Backed Securities (Cost $4,509,945)		4,621,126

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) — 0.6%

Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,273,783	2,244,454
Impac CMB Trust:
5.135%, 5/25/35 (r)	1,487,722	1,383,771
5.185%, 8/25/35 (r)	1,143,626	1,125,372

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $4,905,084)		4,753,597

	PRINCIPAL
	AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%

Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	5,000,000	4,990,235
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/25/12 (r)	7,000,000	7,153,930
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	4,000,000	4,046,065
5.245%, 11/15/36 (e)	4,000,000	3,992,240
Global Signal Trust II, 4.232%, 12/15/14 (e)	1,000,000	980,900
Global Signal Trust III, 5.361%, 2/15/36 (e)	1,500,000	1,527,825
LB-UBS Commercial Mortgage Trust, 6.41%, 12/15/19	38,684	38,691

Total Commercial Mortgage-Backed Securities (Cost $22,456,979)		22,729,886

CORPORATE BONDS — 45.2%

AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	1,000,000	1,063,708
6.585% to 06/15/12, floating rate thereafter to 6/15/49 (e)(r)	3,250,000	2,854,100
7.30%, 10/14/49 (e)	2,000,000	1,886,260
Alliance Mortgage Investments:
12.61%, 6/1/10 (r)(x)	481,681	—
15.36%, 12/1/10 (r)(x)	207,840	—
American National Red Cross:
5.33%, 11/15/08	3,000,000	3,024,000
5.32%, 11/15/09	2,500,000	2,541,925
5.316%, 11/15/10	2,410,000	2,473,889
5.392%, 11/15/12	2,000,000	2,080,460
5.567%, 11/15/17	2,000,000	2,089,500
APL Ltd., 8.00%, 1/15/24	1,185,000	1,143,525
Army Hawaii Family Housing, 6.50%, 6/15/50 (e)(r)	10,000,000	10,048,250
Atlantic Marine Corp Communities LLC, 6.158%, 12/1/51 (e)	2,500,000	2,429,500
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	3,500,000	700,000
Aurora Military Housing LLC, 5.32%, 12/15/20 (e)	3,475,000	3,552,562
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	2,655,000	3,094,615
BAC Capital Trust XV, 5.924%, 6/1/56 (r)	7,000,000	6,327,326
Bank One Corp., 2.625%, 6/30/08	5,000,000	4,952,257
Bank One Texas, 6.25%, 2/15/08	2,080,000	2,083,024
Basin Electric Power Cooperative, 6.10%, 6/10/29 (e)(r)	10,000,000	9,996,700
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	5,000,000	5,200,000
BF Saul, 7.50%, 3/1/14	1,250,000	1,162,500
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	1,000,000	952,500
CAM US Finance SA Sociedad Unipersonal, 5.061%, 2/1/10 (e)(r)	2,000,000	1,918,024
Camp Pendleton & Quantico Housing LLC:
5.937%, 10/1/43 (e)	300,000	309,077
6.165%, 10/1/50 (e)	1,000,000	975,700

	PRINCIPAL
	AMOUNT	VALUE

Cardinal Health, Inc., 5.499%, 10/2/09 (e)(r)	1,250,000	1,250,970
Chesapeake Energy Corp., 6.50%, 8/15/17	3,000,000	2,891,250
Chevy Chase Bank FSB, 6.875%, 12/1/13	1,000,000	981,312
CIT Group, Inc.:
5.052%, 2/21/08 (r)	2,000,000	1,982,348
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	2,725,000	2,006,310
Compass Bancshares, Inc., 5.843%, 10/9/09 (e)(r)	2,000,000	1,986,614
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 5/31/49 (e)(r)	8,250,000	7,623,262
CVS Caremark Corp., 6.302% to 6/1/12, floating rate thereafter to 6/1/37 (r)	3,000,000	2,894,289
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	1,000,000	1,091,807
Discover Financial Services, 5.663%, 6/11/10 (e)(r)	6,500,000	6,056,477
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	8,055,000	7,315,023
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	1,008,209
Fiserv, Inc., 6.125%, 11/20/12 (r)	1,500,000	1,526,842
Fisher Scientific International, Inc., 6.125%, 7/1/15	1,000,000	994,572
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	3,500,000	3,460,240
Giants Stadium LLC:
5.95%, 4/1/29 (e)(r)	15,000,000	15,000,000
5.95%, 4/1/37 (e)(r)	5,000,000	,000,000
Glitnir Banki HF:
5.403%, 10/15/08 (e)(r)	8,000,000	7,753,593
5.62%, 1/21/11 (e)(r)	1,000,000	948,615
6.375%, 9/25/12 (e)	3,250,000	3,179,489
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	750,000	732,576
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	5,000,000	5,051,500
Goldman Sachs Group, Inc., 6.75%, 10/1/37	1,500,000	1,485,502
Great River Energy:
5.829%, 7/1/17 (e)	2,000,000	2,050,620
6.254%, 7/1/38 (e)	5,500,000	5,775,825
HBOS plc:
6.657% to 5/21/37, floating rate thereafter to 5/21/49 (e)(r)	1,000,000	828,434
6.413% to 10/1/35, floating rate thereafter to 10/1/49 (e)(r)	1,650,000	1,342,531
Health Care Property Investors, Inc., 5.441%, 9/15/08 (r)	4,000,000	3,992,527
HRPT Properties Trust, 5.591%, 3/16/11 (r)	2,000,000	1,930,872
HSBC Finance Corp.:
5.836%, 2/15/08	6,000,000	6,005,482
4.45%, 9/15/08	3,000,000	2,998,935
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	3,000,000	2,989,747
Irwin Land LLC, 4.51%, 12/15/15 (e)	2,440,000	2,377,658
JPMorgan Chase & Co., 3.51%, 10/28/08 (r)	6,725,000	6,724,218
Kaupthing Bank HF:
5.943%, 1/15/10 (e)(r)	1,000,000	947,529
5.75%, 10/4/11 (e)	7,000,000	6,583,507
LL&P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	5,000,000	5,199,300
Leucadia National Corp.:
7.00%, 8/15/13	1,095,000	1,055,306
8.125%, 9/15/15	6,000,000	6,046,136
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,942,000	25,742
8.30%, 12/1/37 (e)(m)*	3,500,000	30,625

	PRINCIPAL
	AMOUNT	VALUE

M&I Marshall & Ilsley Bank, 5.401%, 12/4/12 (r)	1,000,000	943,079
M&T Bank Corp., 6.625%, 12/4/17	2,500,000	2,570,838
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	1,500,000	1,441,830
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	1,250,000	1,178,262
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	2,500,000	2,592,322
6.90%, 10/1/37	1,300,000	1,411,224
NPS LLC, 6.50%, 12/22/27 (e)(r)	11,000,000	11,000,000
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	5,580,000	5,682,672
6.00%, 10/1/51 (e)	2,000,000	2,012,180
Orkney Re II plc, Series B, 8.50%, 12/21/35 (b)(e)(r)	1,700,000	1,615,000
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	2,750,000	2,628,010
Pacific Pilot Funding Ltd., 5.93%, 10/20/16 (e)(r)	974,936	975,208
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	1,500,000	1,625,220
Pioneer Natural Resources Co.:
5.875%, 7/15/16	4,500,000	4,141,738
6.65%, 3/15/17	8,000,000	7,692,816
6.875%, 5/1/18	500,000	485,176
7.20%, 1/15/28	700,000	640,283
Preferred Term Securities IX Ltd., 5.95%, 4/3/33 (e)(r)	959,500	959,500
Prudential Financial, Inc., 5.261%, 6/13/08 (r)	2,000,000	2,000,876
Reed Elsevier Capital, Inc., 5.321%, 6/15/10 (r)	3,500,000	3,421,828
Regions Financial Corp., 4.50%, 8/8/08	3,500,000	3,497,496
Residential Capital LLC:
5.646%, 6/9/08 (r)	6,600,000	5,676,000
8.544%, 4/17/09 (e)(r)	310,000	142,600
6.375%, 6/30/10	2,100,000	1,344,000
Richmond County Capital Corp., 8.61%, 7/15/49 (e)(r)	2,000,000	2,007,500
Rouse Co., 8.00%, 4/30/09	1,000,000	996,681
Royal Bank of Scotland Group plc, 7.64% to 9/30/12, floating rate thereafter to 3/31/49 (r)	6,300,000	6,427,008
Salvation Army, 5.46%, 9/1/16	310,000	317,555
SLM Corp., 5.164%, 1/25/08 (r)	10,000,000	9,987,453
Sovereign Bancorp, Inc., 5.404%, 3/1/09 (r)	2,770,000	2,731,849
Sovereign Bank, 4.00%, 2/1/08	1,500,000	1,498,603
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	381,352
TIERS Trust, 8.45%, 12/1/17 (n)*	439,239	6,589
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/18 (e)	5,000,000	2,897,861
2/15/28 (e)	3,300,000	1,017,634
2/15/45 (e)	68,351,384	9,545,033
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	3,000,000	2,665,167
Wells Fargo Bank, 6.734%, 9/1/47 (e)	3,000,000	3,000,000
Weyerhaeuser Co., 5.884%, 9/24/09 (r)	7,000,000	7,002,627
Whitney National Bank, 5.875%, 4/1/17	500,000	485,682

Total Corporate Bonds (Cost $337,168,548)		328,631,948

	PRINCIPAL
	AMOUNT	VALUE

TAXABLE MUNICIPAL OBLIGATIONS — 23.4%
Adams-Friendship Area Wisconsin School District GO Bonds:
5.28%, 3/1/14	155,000	159,270
5.32%, 3/1/15	165,000	169,054
5.47%, 3/1/18	190,000	193,696
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/08	9,545,000	9,198,135
10/1/11	11,655,000	9,921,668
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	1,500,000	1,521,570
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	1,250,000	1,235,138
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	260,000	260,468
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/10	1,415,000	1,284,509
Zero Coupon, 6/1/12	1,530,000	1,262,709
Zero Coupon, 6/1/13	1,585,000	1,243,718
5.58%, 8/1/13	1,085,000	1,124,364
2004 Series A-2, Zero Coupon, 6/1/14	1,645,000	1,216,691
2006 Series A-2, Zero Coupon, 6/1/14	3,305,000	2,444,477
5.01%, 8/1/15	700,000	685,762
Zero Coupon, 6/1/19	2,910,000	1,572,040
Camarillo California Community Development Commission Tax Allocation Bonds, 5.78%, 9/1/26	970,000	979,787
Canyon Texas Regional Water Authority Revenue Bonds, 6.10%, 8/1/21	750,000	790,913
Chicago Illinois GO Bonds, 5.20%, 1/1/11	4,770,000	4,892,351
College Park Georgia Revenue Bonds, 5.581%, 1/1/10	4,350,000	4,442,307
Commonwealth Financing Authority Pennsylvania Revenue Bonds, 5.631%, 6/1/23	2,910,000	3,033,326
Cook County Illinois School District GO Bonds, Zero Coupon:
12/1/14	1,975,000	1,356,015
12/1/19	280,000	135,461
12/1/20	700,000	314,706
12/1/21	700,000	293,790
12/1/24	620,000	214,284
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. Revenue Bonds, 6.60%, 11/1/12	1,635,000	1,748,158
Detroit Michigan GO Bonds, 5.15%, 4/1/25	2,500,000	2,321,525
Elkhart Indiana Community Schools GO Bonds, 5.70%, 7/5/15	1,435,000	1,498,441
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	1,250,000	1,282,300
Fairfield California PO Revenue Bonds, 5.22%, 6/1/20	845,000	845,473
Florida State First Governmental Financing Commission Revenue Bonds, 5.30%, 7/1/19	1,340,000	1,349,889
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	895,000	896,566
Illinois State MFH Development Authority Revenue Bonds:
5.60%, 12/1/15	1,210,000	1,259,525
6.537%, 1/1/33	3,330,000	3,392,937

	PRINCIPAL
	AMOUNT	VALUE

Indiana State Bond Bank Revenue Bonds, 6.01%, 7/15/21	4,000,000	4,137,400
Inglewood California Pension Funding Revenue Bonds, 5.07%, 9/1/20	1,000,000	987,060
Jackson & Williamson Counties Illinois GO Bonds, Zero Coupon:
12/1/18	180,000	98,258
12/1/19	180,000	91,427
12/1/20	180,000	85,153
12/1/22	180,000	74,390
12/1/23	180,000	69,669
12/1/24	180,000	65,111
Johnson City Tennessee Public Building Authority Revenue Bonds, 6.20%, 9/1/21	2,310,000	2,436,357
Kansas State Finance Development Authority Revenue Bonds, 4.372%, 5/1/12	2,250,000	2,232,630
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	1,000,000	1,027,360
Lancaster Pennsylvania Parking Authority Revenue Bonds, 5.76%, 12/1/17	655,000	677,467
Lawrence Township Indiana School District GO Bonds, 5.80%, 7/5/18	1,095,000	1,144,187
Long Beach California Bond Finance Authority Revenue Bonds:
4.66%, 8/1/15	1,535,000	1,505,743
4.90%, 8/1/17	1,715,000	1,678,882
Los Angeles California Community Redevelopment Agency Tax Allocation Bonds, 5.27%, 7/1/13	970,000	997,946
Malibu California Integrated Water Quality Improvement COPs, 5.64%, 7/1/21	1,160,000	1,190,705
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	4,000,000	4,015,880
Monrovia California Redevelopment Agency Tax Allocation Bonds, 5.30%, 5/1/17	1,160,000	1,191,703
Montgomery Alabama GO Bonds, 4.94%, 4/1/17	880,000	863,359
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	1,500,000	1,490,910
Nekoosa Wisconsin School District GO Bonds, 5.74%, 4/1/16	485,000	507,310
Nevada State Department of Business & Industry Lease Revenue Bonds, 5.32%, 6/1/17	1,245,000	1,268,169
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds, Zero Coupon, 2/15/12	2,822,000	2,360,716
New York City IDA Revenue Bonds, 6.027%, 1/1/46	1,885,000	1,976,423
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	715,000	710,138
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	715,945
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.263%, 9/1/16	1,785,000	1,842,923
5.383%, 9/1/16	5,565,000	5,680,418
5.411%, 9/1/21	2,270,000	2,257,969
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	1,000,000	971,300
Oklahoma City Oklahoma Airport Trust Revenue Bonds, 5.05%, 10/1/11	1,455,000	1,485,759
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	7,000,000	5,754,910
6/30/14	2,500,000	1,840,900
6/30/18	1,195,000	685,751
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	3,355,000	3,434,916
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	6,000,000	6,060,660
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	1,000,000	998,170
Pierce County Washington Cascade Christian Schools Revenue Bonds, 7.65%, 12/1/09	320,000	294,400

	PRINCIPAL
	AMOUNT	VALUE

Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	6,000,000	6,040,800
Placer County California Redevelopment Agency Tax Allocation Bonds, 5.95%, 8/1/22	1,040,000	1,079,083
Pomona California Public Finance Authority Tax Allocation Revenue Bonds, 5.23%, 2/1/16	2,080,000	2,146,893
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/18	120,000	65,422
8/1/19	135,000	68,645
8/1/20	145,000	68,737
8/1/21	160,000	70,974
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.54%, 12/1/20	1,000,000	1,005,040
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	1,000,000	1,038,160
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	2,905,000	3,050,686
San Diego County California PO Revenue Bonds, Zero Coupon, 8/15/12	4,000,000	3,270,040
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.10%, 8/1/20	2,555,000	2,471,937
Santa Fe Springs California Community Development Commission Tax Allocation Bonds, 5.35%, 9/1/18	2,500,000	2,530,925
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.33%, 8/1/16	445,000	452,734
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 4.20%, 12/1/10	1,235,000	1,234,630
Shawano-Gresham Wisconsin School District GO Bonds, 5.94%, 3/1/17	825,000	847,506
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	2,710,000	2,906,692
St. Paul Minnesota Sales Tax Revenue Bonds, 6.125%, 11/1/25	3,475,000	3,555,794
Thorp Wisconsin School District GO Bonds, 6.15%, 4/1/26	560,000	580,815
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	2,000,000	1,924,940
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.00%, 9/1/18	1,185,000	1,231,926
Vigo County Indiana Redevelopment Authority Economic Development Revenue Bonds, 4.96%, 8/1/14	530,000	539,052
West Bend Wisconsin Joint School District GO Bonds, 5.46%, 4/1/21	1,270,000	1,287,564
West Contra Costa California Unified School District Revenue Bonds:
4.71%, 1/1/11	455,000	460,337
4.76%, 1/1/12	475,000	479,180
4.82%, 1/1/13	500,000	504,755
Wilkes-Barre Pennsylvania GO Bonds, 5.33%, 11/15/20	1,655,000	1,657,003

Total Taxable Municipal Obligations (Cost $166,600,151)		170,019,667

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES — 23.5%
Fannie Mae, 5.50%, 12/25/16	2,143,450	2,169,685
Federal Home Loan Bank Discount Notes, 1/2/08	153,000,000	152,986,612
Freddie Mac:
4.125%, 7/12/10	3,000,000	3,039,809
5.125%, 12/15/13	8,989,978	8,983,491
Government National Mortgage Association, 5.50%, 1/16/32	5,353,831	736,152
Small Business Administration:
5.038%, 3/10/15	931,641	931,921
4.94%, 8/10/15	2,106,253	2,098,318

Total U.S. Government Agencies and Instrumentalities (Cost $170,894,710)		170,945,988

	PRINCIPAL
	AMOUNT	VALUE

HIGH SOCIAL IMPACT INVESTMENTS — 0.3%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	2,087,392	2,034,497

Total High Social Impact Investments (Cost $2,087,392)		2,034,497

	SHARES

EQUITY SECURITIES — 1.7%
Conseco, Inc.*	140,439	1,763,914
Fannie Mae, Series S Preferred	80,000	2,060,000
Freddie Mac, Series Z Preferred	80,000	2,092,000
MFH Financial Trust I, Preferred (e)	20,000	2,045,000
Roslyn Real Estate Asset Corp., Preferred	17	1,713,281
WoodBourne Pass-Through Trust, Preferred (e)	25	2,395,313

Total Equity Securities (Cost $12,793,079)		12,069,508

TOTAL INVESTMENTS (Cost $721,415,888) — 98.4%		715,806,217
Other assets and liabilities, net — 1.6%		11,549,648

NET ASSETS — 100%		$727,355,865

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
FUTURES	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)

Purchased:
10 Year U.S. Treasury Notes	287	3/08	$32,543,109	$160,094
U.S. Treasury Bonds	42	3/08	4,887,750	(55,844)

Total Purchased:				$104,250

*	Non-income producing security.

(b)	This security was valued by the Board of Trustees. See Note A

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i)	Restricted securities represent 0.3% of net assets of the Portfolio.

(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermans. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments.

This security is no longer accruing interest.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

	AQUISITION
RESTRICTED SECURITIES	DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	$2,087,392
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

	Shares	Value

EQUITY SECURITIES — 96.8%
Capital Markets — 6.6%
Bank of New York Mellon Corp.	700,000	$34,132,000
Charles Schwab Corp.	500,000	12,775,000
Goldman Sachs Group, Inc.	60,000	12,903,000
SEI Investments Co.	900,000	28,953,000

		88,763,000

Chemicals — 3.9%
Air Products & Chemicals, Inc.	350,000	34,520,500
Ecolab, Inc.	350,000	17,923,500

		52,444,000

	Shares	Value

Communications Equipment — 6.2%
Cisco Systems, Inc.*	2,090,000	56,576,300
Nokia Oyj (ADR)	700,000	26,873,000

		83,449,300

Computers & Peripherals — 3.4%
Apple, Inc.*	120,000	23,769,600
Network Appliance, Inc.*	900,000	22,464,000

		46,233,600

Consumer Finance — 1.6%
American Express Co.	400,000	20,808,000

Electrical Equipment — 6.1%
Cooper Industries Ltd.	800,000	42,304,000
Emerson Electric Co.	700,000	39,662,000

		81,966,000

Energy Equipment & Services — 3.6%
FMC Technologies, Inc.*	840,000	47,628,000

Food & Staples Retailing — 4.9%
Costco Wholesale Corp.	350,000	24,416,000
SYSCO Corp.	400,000	12,484,000
Walgreen Co.	750,000	28,560,000

		65,460,000

Gas Utilities - 2.3%
Questar Corp.	560,000	30,296,000

Health Care Equipment & Supplies — 11.8%
Medtronic, Inc.	850,000	42,729,500
Respironics, Inc.*	600,000	39,288,000
St. Jude Medical, Inc.*	400,000	16,256,000
Stryker Corp.	420,000	31,382,400
Varian Medical Systems, Inc.*	550,000	28,688,000

		158,343,900

Health Care Providers & Services — 1.0%
Laboratory Corp. of America Holdings*	180,000	13,595,400

Household Products — 7.1%
Colgate-Palmolive Co.	600,000	46,776,000
Procter & Gamble Co.	650,000	47,723,000

		94,499,000

Insurance — 3.3%
Aflac, Inc.	700,000	43,841,000

	Shares	Value

Internet Software & Services — 1.0%
Google, Inc.*	20,000	13,829,600

IT Services — 3.0%
Automatic Data Processing, Inc.	450,000	20,038,500
Cognizant Technology Solutions Corp.*	600,000	20,364,000

		40,402,500

Life Sciences — Tools & Services — 1.0%
Pharmaceutical Product Development, Inc.	330,000	13,322,100

Machinery — 4.2%
Deere & Co.	240,000	22,348,800
Dover Corp.	750,000	34,567,500

		56,916,300

Media — 1.2%
Omnicom Group, Inc.	350,000	16,635,500

Multiline Retail — 4.3%
Kohl’s Corp.*	725,000	33,205,000
Target Corp.	500,000	25,000,000

		58,205,000

Office Electronics — 1.3%
Zebra Technologies Corp.*	500,000	17,350,000

Oil, Gas & Consumable Fuels — 2.7%
EOG Resources, Inc. (t)	400,000	35,700,000

Pharmaceuticals — 3.1%
Johnson & Johnson	210,000	14,007,000
Novartis AG (ADR)	500,000	27,155,000

		41,162,000

Semiconductors & Semiconductor Equipment — 4.2%
Intel Corp.	1,000,000	26,660,000
Texas Instruments, Inc.	900,000	30,060,000

		56,720,000

Software — 5.4%
Citrix Systems, Inc.*	500,000	19,005,000
Microsoft Corp.	1,500,000	53,400,000

		72,405,000

Specialty Retail — 3.2%
Bed Bath & Beyond, Inc.*	500,000	14,695,000
Staples, Inc.	1,200,000	27,684,000

		42,379,000

	Shares	Value

Venture Capital — 0.4%
20/20 Gene Systems Inc., Warrants (strike price $.01/share, expires 8/27/13) (b)(i)*	30,000	—
Cerionx Inc.:
Series A Preferred (a)(b)(i)*	351,864	—
Series A Preferred, Warrants (strike price $.01/share, expires 6/30/16) (b)(i)*	143,001	—
Chesapeake PERL, Inc.:
Series A-2 Preferred (b)(i)*	240,000	3,000
Series A-2 Preferred, Warrants (strike price $1.25/share, expires 7/31/09) (b)(i)*	75,000	—
Series A-2 Preferred, Warrants (strike price $1.25/share, expires 12/27/10) (b)(i)*	45,000
Cylex, Inc.:
Common Stock (b)(i)*	285,706	—
Series B Preferred (b)(i)*	1,134,830	162,526
Series C-1 Preferred (b)(i)*	2,542,915	897,141
Digital Directions International, Inc., Warrants (strike price $1.50/share, expires 10/18/16) (b)(i)*	50,000	—
Earthanol, Inc., Series A Preferred (b)(i)*	213,527	152,672
Global Resource Options, Inc.:
Series A Preferred (a)(b)(i)*	750,000	2,301,828
Series B Preferred (a)(b)(i)*	244,371	750,000
H2Gen Innovations, Inc.:
Common Stock (b)(i)*	2,077	—
Common Warrants (strike price $1.00/share, expires 10/31/13) (b)(i)*	27,025	—
Series A Preferred (b)(i)*	69,033	111,143
Series A Preferred, Warrants (strike price $1.00/share, expires 10/10/12) (b)(i)*	1,104	673
Series B Preferred (b)(i)*	161,759	260,432
Series C Preferred (b)(i)*	36,984	59,544
Marrone Organic Innovations, Inc., Series A Preferred (b)(i)*	240,761	200,000
Sword Diagnostics, Series B Preferred (b)(i)*	640,697	250,000

		5,148,959

Total Equity Securities (Cost $949,959,384)		1,297,503,159

	Adjusted
	Basis

Limited Partnership Interest — 0.1%
China Environment Fund 2004 (b)(i)*	$87,541	76,123
SEAF India International Growth Fund LLC (b)(i)*	398,932	376,326
Sustainable Job Fund II (b)(i)*	225,000	199,040

Total Limited Partnership Interest (Cost $711,473)		651,489

	Principal Amount

Venture Capital Debt Obligations — 0.0%
20/20 Gene Systems Inc., 8.00%, 9/30/08 (b)(i)(w)	200,000	50,000
Digital Directions International, Inc., 8.00%, 10/18/09 (b)(i)	500,000	500,000

Total Venture Capital Debt Obligations (Cost $700,000)		550,000

	Shares	Value

High Social Impact Investments — 0.6%
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	7,583,877	7,391,702

Total High Social Impact Investments (Cost $7,583,877)		7,391,702

U. S. Government Agencies and Intrumentalities — 2.5%
Federal Home Loan Bank Discount Notes, 1/2/08	34,000,000	33,997,025

Total U.S. Government Agencies and Instrumentalities (Cost $33,997,025)		33,997,025

TOTAL INVESTMENTS (Cost $992,951,759) — 100.0%		1,340,093,375
Other assets and liabilities, net — 0.0%		308,055

NET ASSETS — 100%		$1,340,401,430

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
LLC: Limited Liability Corporation
LP: Limited Partnership

(a)	Affiliated company.

(b)	This security was valued by the Board of Trustees. See note A.

(i)	Restricted securities represent 1.0% of the net assets.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t)	35,000 shares of EOG Resources, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(w)	Security is in default and is no longer accruing interest.

EQUITY PORTFOLIO
	AQUISITION
RESTRICTED SECURITIES	DATES	COST

20/20 Gene Systems, Inc.:
8.00%, 9/30/2008	8/29/03	$200,000
Warrants (strike price $.01/share, expires 8/27/13)	8/29/03	14,700
Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	7,583,877
Cerionx, Inc.:
Series A Preferred	6/30/06-1/30/07	714,384
Series A Preferred Warrants (strike price $0.01/share, expires 6/30/16)	6/30/06-1/30/07	285,616
Chesapeake PERL, Inc.:
Series A-2 Preferred	7/30/04-9/8/06	300,000
Series A-2 Preferred Warrants (strike price $1.25/share, expires 7/31/09)	12/22/06	—
Series A-2 Preferred Warrants (strike price $1.25/share, expires 12/27/10)	12/22/06	—

	AQUISITION
RESTRICTED SECURITIES	DATES	COST

China Environment Fund 2004 LP	9/15/05-10/10/07	87,541
Cylex, Inc.:
Common Stock	11/22/06	16,382
Series B Preferred	11/30/06	547,525
Series C-1 Preferred	11/30/06	471,342
Digital Directions International, Inc.:
8.00%, 10/18/09	10/18/06	500,000
Warrants (strike price $1.50/share, expires 10/18/16)	10/18/06	—
Earthanol, Inc., Series A Preferred	1/25/07	152,672
Global Resource Options, Inc.:
Series A Preferred	9/18/06	750,000
Series B Preferred	12/5/07	750,000
H2Gen Innovations, Inc.:
Common Stock	11/4/04	—
Common Warrants (strike price $1.00/share, expires 10/31/13)	11/4/04	—
Series A Preferred	11/4/04	251,496
Series A Preferred Warrants (strike price $1.00/share, expires 10/10/12)	11/4/04	—
Series B Preferred	10/21/04-10/27/04	161,759
Series C Preferred	6/1/06	52,886
Marrone Organic Innovations, Inc., Series A Preferred Stock	4/25/07	200,000
SEAF India International Growth Fund LLC	3/22/05-12/13/07	398,932
Sustainable Jobs Fund II LP	2/14/06-8/6/07	225,000
Sword Diagnostics Series B Preferred	12/26/06	250,000
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT SOCIAL INVESTMENT FUND ENHANCED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

	Shares	Value

EQUITY SECURITIES — 99.3%
Aerospace & Defense — 0.6%
BE Aerospace, Inc.*	10,400	$550,160
Spirit AeroSystems Holdings, Inc.*	400	13,800

		563,960

Air Freight & Logistics — 2.3%
FedEx Corp.	6,690	596,547
United Parcel Service, Inc., Class B	25,700	1,817,504

		2,414,051

	Shares	Value

Airlines — 0.4%
UAL Corp.*	10,755	383,523

Auto Components — 0.4%
Aftermarket Technology Corp.*	9,900	269,874
Autoliv, Inc.	2,100	110,691

		380,565

Beverages — 1.4%
PepsiCo, Inc.	18,600	1,411,740

Biotechnology — 0.5%
Gilead Sciences, Inc.*	11,300	519,913

Capital Markets — 3.1%
Eaton Vance Corp.	25,400	1,153,414
Goldman Sachs Group, Inc.	9,537	2,050,932

		3,204,346

Chemicals — 0.2%
Lubrizol Corp.	3,200	173,312

Commercial Banks — 3.2%
US Bancorp	37,617	1,193,964
Wachovia Corp.	38,183	1,452,099
Wells Fargo & Co.	22,693	685,102

		3,331,165

Commercial Services & Supplies — 0.2%
RR Donnelley & Sons Co.	6,300	237,762

Communications Equipment — 3.0%
Cisco Systems, Inc.*	87,738	2,375,068
CommScope, Inc.*	14,048	691,302
Motorola, Inc.	1,800	28,872
QUALCOMM, Inc.	600	23,610

		3,118,852

Computers & Peripherals — 5.6%
Apple, Inc.*	5,230	1,035,958
Dell, Inc.*	27,736	679,809
Hewlett-Packard Co.	31,699	1,600,166
International Business Machines Corp.	23,311	2,519,919

		5,835,852

Construction & Engineering — 0.1%
Perini Corp.*	3,300	136,686

Consumer Finance — 1.0%
American Express Co.	19,500	1,014,390

	Shares	Value

Containers & Packaging — 0.6%
AptarGroup, Inc.	8,900	364,099
Bemis Co., Inc.	9,000	246,420
Sealed Air Corp.	300	6,942

		617,461

Diversified Financial Services — 4.6%
Bank of America Corp.	62,384	2,573,964
JPMorgan Chase & Co.	50,595	2,208,472

		4,782,436

Diversified Telecommunication Services — 5.1%
AT&T, Inc.	80,842	3,359,794
Deutsche Telekom AG (ADR)	14,900	322,883
Telefonica S.A. (ADR)	16,100	1,571,199

		5,253,876

Electric Utilities — 0.9%
Cleco Corp.	15,800	439,240
IDACORP, Inc.	12,865	453,105

		892,345

Electronic Equipment & Instruments — 1.4%
Avnet, Inc.*	26,193	915,969
AVX Corp.	41,219	553,159

		1,469,128

Energy Equipment & Services — 2.8%
Grant Prideco, Inc.*	23,600	1,310,036
Smith International, Inc.	6,072	448,417
Superior Energy Services, Inc*	20,744	714,008
Tidewater, Inc.	7,410	406,513

		2,878,974

Food & Staples Retailing — 0.1%
CVS Caremark Corp.	2,061	81,925

Food Products — 2.0%
General Mills, Inc.	27,479	1,566,303
H.J. Heinz Co.	1,400	65,352
Kellogg Co.	8,579	449,797

		2,081,452

Gas Utilities — 1.5%
Questar Corp.	29,292	1,584,697

Health Care Equipment & Supplies — 0.6%
Intuitive Surgical, Inc.*	800	259,600
Kinetic Concepts, Inc.*	6,896	369,350
Medtronic, Inc.	500	25,135

		654,085

	Shares	Value

Health Care Providers & Services — 7.1%
AmerisourceBergen Corp.	21,819	979,019
Cardinal Health, Inc.	25,472	1,471,008
Cigna Corp.	28,097	1,509,652
Express Scripts, Inc.*	23,300	1,700,900
McKesson Corp.	25,626	1,678,759

		7,339,338

Household Durables — 0.9%
American Greetings Corp.	22,900	464,870
Matsushita Electric Industrial Co., Ltd. (ADR)	15,000	306,600
Tempur-Pedic International, Inc.	7,300	189,581

		961,051

Household Products — 4.1%
Colgate-Palmolive Co.	8,208	639,896
Kimberly-Clark Corp.	9,400	651,796
Procter & Gamble Co.	39,528	2,902,146

		4,193,838

Industrial Conglomerates — 1.9%
3M Co.	22,642	1,909,173

Insurance — 5.0%
ACE Ltd.	6,200	383,036
American International Group, Inc.	21,000	1,224,300
Chubb Corp.	14,855	810,786
Hartford Financial Services Group, Inc.	5,558	484,602
Lincoln National Corp.	4,900	285,278
Prudential Financial, Inc.	400	37,216
Sun Life Financial, Inc.	4,800	268,512
Travelers Co.’s, Inc.	31,889	1,715,628

		5,209,358

Internet & Catalog Retail — 0.8%
Amazon.Com, Inc.*	7,513	696,004
Gaiam, Inc.*	5,500	163,240

		859,244

Internet Software & Services — 1.3%
Google, Inc.*	2,000	1,382,960

IT Services — 2.0%
Acxiom Corp.	1,500	17,595
Automatic Data Processing, Inc.	19,452	866,198
MasterCard, Inc.	2,055	442,236
Western Union Co.	32,300	784,244

		2,110,273

	Shares	Value

Leisure Equipment & Products — 0.1%
Callaway Golf Co.	8,000	139,440

Life Sciences — Tools & Services — 0.0%
Invitrogen Corp.*	200	18,682

Machinery — 5.0%
Cascade Corp.	1,000	46,460
Cummins, Inc.	13,019	1,658,230
Deere & Co.	10,300	959,136
Illinois Tool Works, Inc.	20,378	1,091,038
Parker Hannifin Corp.	19,297	1,453,257

		5,208,121

Media — 3.5%
Cox Radio, Inc.*	2,300	27,945
Liberty Global, Inc.*	100	3,919
McGraw-Hill Co.’s, Inc.	25,600	1,121,536
Omnicom Group, Inc.	10,909	518,505
Time Warner, Inc.	107,704	1,778,193
Virgin Media, Inc.	3,600	61,704
Warner Music Group Corp.	20,400	123,624
XM Satellite Radio Holdings, Inc.*	2,200	26,928

		3,662,354

Metals & Mining — 1.3%
Reliance Steel & Aluminum Co.	23,826	1,291,369

Multiline Retail — 0.1%
Saks, Inc.*	300	6,228
Target Corp.	1,800	90,000

		96,228

Multi-Utilities — 3.1%
Black Hills Corp.	18,820	829,962
Consolidated Edison, Inc.	1,700	83,045
MDU Resources Group, Inc.	43,869	1,211,223
NiSource, Inc.	57,891	1,093,561
OGE Energy Corp.	700	25,403

		3,243,194

Office Electronics — 0.1%
Xerox Corp.	4,300	69,617

Oil, Gas & Consumable Fuels — 6.4%
Cheniere Energy, Inc.*	6,500	212,160
Chesapeake Energy Corp.	43,223	1,694,342
EnCana Corp.	16,100	1,094,156

	Shares	Value

EOG Resources, Inc.	19,441	1,735,109
Spectra Energy Corp.	15,000	387,300
St Mary Land & Exploration Co.	2,100	81,081
World Fuel Services Corp.	11,024	320,027
XTO Energy, Inc.	22,428	1,151,876

		6,676,051

Pharmaceuticals — 4.2%
Johnson & Johnson	30,670	2,045,689
Pfizer, Inc.	102,858	2,337,962

		4,383,651

Real Estate Investment Trusts — 0.8%
Annaly Capital Management, Inc.	44,300	805,374
HRPT Properties Trust	6,500	50,245

		855,619

Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.	3,900	69,264
Intel Corp.	81,202	2,164,845
Lam Research Corp.*	9,777	422,660

		2,656,769

Software — 3.5%
Microsoft Corp.	102,719	3,656,796

Specialty Retail — 3.0%
Best Buy Co., Inc.	2,800	147,420
Gap, Inc.	36,125	768,740
Home Depot, Inc.	55,576	1,497,218
Lowe’s Co.’s, Inc.	3,000	67,860
Staples, Inc.	27,762	640,469

		3,121,707

Textiles, Apparel & Luxury Goods — 0.8%
Crocs, Inc.*	21,660	797,305

Wireless Telecommunication Services — 0.1%
Centennial Communications Corp.*	12,100	112,409

Total Equity Securities (Cost $94,883,791)		102,977,043

TOTAL INVESTMENTS (Cost $94,883,791) — 99.3%		102,977,043
Other assets and liabilities, net — 0.7%		694,098

NET ASSETS — 100%		$103,671,141

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with eight separate portfolios, five of which are reported herein: Money Market, Balanced, Bond, Equity, and Enhanced Equity. Money Market, Balanced, Equity and Enhanced Equity are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. The operations of each series are accounted for separately. Money Market shares are sold without a sales charge. Balanced, Bond, Equity, and Enhanced Equity have Class A, Class B, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75% (3.75% for Bond). Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. All securities held by Money Market are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Trustees as of December 31, 2007:

		% of Net
	Total Investments	Assets

Balanced	$17,973,908	3.1%
Bond	4,030,849	0.6%
Equity	13,742,150	1.0%
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included in the net realized and unrealized gain or loss on securities.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly by Money Market. Dividends from net investment income are paid monthly by Bond, quarterly by Balanced and annually by Equity and Enhanced Equity. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Balanced, Bond, Equity, and Enhanced Equity Portfolios charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio (within seven days for all Class I shares). The redemption fee is paid to the Class of the Portfolio from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.
Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodian’s fees may be paid indirectly by credits earned on each Portfolio’s cash on deposit with the banks. These credits are used to reduce the Fund’s expenses. Such deposit arrangements may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects it against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 — 2007) for purposes of implementing FIN 48, and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2007, and net realized capital loss carryforwards as of September 30, 2007 with expiration dates:

	Money Market	Balanced	Bond

Federal income tax cost of investments	$189,161,373	$559,245,421	$721,836,152
Unrealized appreciation	—	63,667,592	7,882,984
Unrealized depreciation	—	(38,613,735)	(13,912,919)
Net unrealized appreciation/ (depreciation)	—	$25,053,857	($6,029,935)

	Equity	Enhanced Equity

Federal income tax cost of investments	$992,902,826	$95,246,117
Unrealized appreciation	362,731,486	13,378,884
Unrealized depreciation	(15,540,937)	(5,647,958)
Net unrealized appreciation/ (depreciation)	$347,190,549	$7,730,926
Capital Loss Carryforwards

Expiration Date	Money Market	Equity

30-Sep-08	$41,585	—
30-Sep-10	14,601	$653,105
30-Sep-11	6,847	—
30-Sep-13	6,183	—
30-Sep-14	211	—
30-Sep-15	2,100	—

	$71,527	$653,105

Capital losses may be utilized to offset current and future capital gains until expiration. Equity’s use of capital loss carryforwards acquired from Delaware Social Awareness Fund may be limited under certain tax provisions.

NOTE C — AFFILIATED COMPANIES
An affiliated company is a company in which the Portfolios have a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.
Affiliated companies of the Balanced Portfolio are as follows:

FFILIATES	COST	VALUE
Angels With Attitude LP	$200,000	$171,618
GEEMF Partners LP	—	221,805
Milepost Ventures LP	500,000	1
Plethora Technology, Inc.	701,835	—

TOTALS	$1,401,835	$393,424

Affiliated companies of the Equity Portfolio are as follows:

AFFILIATES	COST	VALUE
Cerionx, Inc.	$714,384	$0
Global Resource Options, Inc.	1,500,000	3,051,828

TOTALS	$2,214,384	$3,051,828

NOTE D — OTHER
In connection with certain venture capital investments, the Balanced and Equity Portfolios are committed to future capital calls, which will increase the Portfolios’ investment in these securities. The aggregate amount of the future capital commitments totals $440,000 and $1,215,953 for the Balanced and Equity Portfolios, respectively, at December 31, 2007.
CALVERT CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

	Shares	Value

MUTUAL FUNDS — 99.9%
Calvert Impact Fund, Inc:
Calvert Large Cap Growth Fund, Class I	14,384	$532,349
Calvert Mid Cap Value Fund, Class I	16,841	326,205
Calvert Small Cap Value Fund, Class I	7,812	143,896
Calvert Social Index Series, Inc:
Calvert Social Index Fund, Class I	50,878	670,573
Calvert Social Investment Fund:
Bond Portfolio, Class I	801,675	12,738,621
Enhanced Equity Portfolio, Class I	69,587	1,299,188
Equity Portfolio, Class I*	13,250	535,320
Calvert World Values Fund, Inc:
Calvert Capital Accumulation Fund, Class I	5,517	156,406
International Equity Fund, Class I	57,268	1,319,448

Total Mutual Funds (Cost $17,728,550)		17,722,006

TOTAL INVESTMENTS (Cost $17,728,550) — 99.9%		17,722,006
Other assets and liabilities, net — 0.1%		15,193

NET ASSETS — 100%		$17,737,199

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

	Shares	Value

Mutual Funds — 100.1%
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I *	109,380	$2,138,378
Calvert Large Cap Growth Fund, Class I	236,284	8,744,870
Calvert Mid Cap Value Fund, Class I	90,741	1,757,648
Calvert Small Cap Value Fund, Class I	142,088	2,617,257
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	275,239	3,627,651
Calvert Social Investment Fund:
Bond Portfolio, Class I	2,144,393	34,074,406
Enhanced Equity Portfolio, Class I	730,249	13,633,756
Equity Portfolio, Class I *	239,448	9,673,705
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	39,221	1,111,909
Calvert International Opportunities Fund, Class I *	115,840	1,803,628
International Equity Fund, Class I	546,400	12,589,045
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I *	149,957	2,618,251

Total Mutual Funds (Cost $93,396,923)		94,390,504

TOTAL INVESTMENTS (Cost $93,396,923) — 100.1%		94,390,504
Other assets and liabilities, net — (0.1%)		(100,994)

NET ASSETS — 100%		$94,289,510

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2007

	Shares	Value

Mutual Funds — 99.9%
Calvert Impact Fund, Inc.:
Calvert Global Alternative Energy Fund, Class I *	96,728	$1,891,035
Calvert Large Cap Growth Fund, Class I	148,305	5,488,758
Calvert Mid Cap Value Fund, Class I	57,158	1,107,156
Calvert Small Cap Value Fund, Class I	172,196	3,171,845
Calvert Social Index Series, Inc.:
Calvert Social Index Fund, Class I	158,481	2,088,775
Calvert Social Investment Fund:
Bond Portfolio, Class I	359,606	5,714,141
Enhanced Equity Portfolio, Class I	583,959	10,902,507
Equity Portfolio, Class I *	194,513	7,858,329
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	28,876	818,630
Calvert International Opportunities Fund, Class I *	107,787	1,678,245
International Equity Fund, Class I	447,673	10,314,390
The Calvert Fund:
Calvert New Vision Small Cap Fund, Class I *	177,941	3,106,854

Total Mutual Funds (Cost $54,154,248)		54,140,665

TOTAL INVESTMENTS (Cost $54,154,248) — 99.9%		54,140,665
Other assets and liabilities, net — 0.1%		42,744

NET ASSETS — 100%		$54,183,409

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, and Calvert Aggressive Allocation Fund (the “Funds”), each a series of the Calvert Social Investment Fund are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The operations of each series are accounted for separately. The Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). Each Fund offers Class A and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class C shares have higher levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in the Underlying Funds are valued at their net asset value each business day. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Trustees.
Security Transactions and Net Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid quarterly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Funds charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund. The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on each Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” — an interpretation of FASB Statement 109 (FIN 48), effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2004 — 2007) for purposes of implementing FIN 48, and has concluded that as of December 31, 2007, no provision for income tax would be required in the Fund’s financial statements.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2007:

	Conservative	Moderate	Aggressive

Federal income tax cost of investments	$17,761,191	$93,429,181	$54,162,718
Unrealized appreciation	118,049	2,261,868	1,486,643
Unrealized depreciation	(157,234)	(1,300,545)	(1,508,696)
Net unrealized appreciation/ (depreciation)	($39,185)	$961,323	($22,053)

NOTE C — SUBSEQUENT EVENT
Effective January 31, 2008, Moderate Allocation and Aggressive Allocation began to offer Class I shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND
By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer
Date: February 27, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby
President — Principal Executive Officer
Date: February 27, 2008

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Senior Vice President — Principal Executive Officer
Date: February 27, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: February 27, 2008